Note 14 - Redeemable Non-controlling Interest (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2025	Dec. 31, 2024	Nov. 14, 2022
Equity, Attributable to Noncontrolling Interest				$ 71,072	$ 57,545
CMRE Inc. [Member] | Costamare Bulkers Inc. (“CBI”) [Member]
Subsidiary, Ownership Percentage, Parent			92.50%
Equity, Attributable to Noncontrolling Interest				$ 0
CMRE Inc. [Member] | Costamare Bulkers Inc. (“CBI”) [Member] | The Put Notice [Member]
Percentage to be Paid on Offered Shares Fair Value						70.00%
CMRE Inc. [Member] | Costamare Bulkers Inc. (“CBI”) [Member] | Termination of the Service Contract Without Cause [Member]
Percentage to be Paid on Offered Shares Fair Value						100.00%
CMRE Inc. [Member] | Costamare Inc. 1 [Member]
Investment Owned, Balance, Shares (in shares)	210,810,810.67		100,000,000
Subsidiary, Ownership Percentage, Parent	97.50%
Proceeds from Contributions from Parent		$ 100,000	$ 100,000
Subsidiary, Ownership Percentage, Noncontrolling Owner			7.50%
CMRE Inc. [Member] | Other Investors [Member]
Proceeds from Contributions from Parent		$ 3,750	$ 3,750
Subsidiary, Ownership Percentage, Noncontrolling Owner	5.00%
Investment Owned Balance Additional Shares Acquired (in shares)	10,810,810.67	100,000,000
Other Investors [Member] | Costamare Inc. 1 [Member]
Investment Owned, Balance, Shares (in shares)		8,108,108	8,108,108